Financial Assets and Financial Liabilities - Schedule of Principal and Interest Amounts Outstanding for Interest-Bearing Loans and Bonds (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	₽ 284,156
Long term debt	17,360	₽ 11,644
Short term borrowings and current portion of long Term Debt	422,533	434,165
Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	378,063	391,781
Long term debt	17,360	11,644
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	378,063	391,781
Interest payable	20,420	16,916
Fines and penalties on overdue amounts	21,573	21,678
Short term borrowings and current portion of long Term Debt	₽ 422,533	₽ 434,165
Russia, rubles [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	9.50%	12.50%
Russia, rubles [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	11.90%	13.90%
Russia, rubles [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 253,421	₽ 258,855
Russia, rubles [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term borrowings and current portion of long Term Debt	2,410	3,458
Russia, rubles [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 14,459	₽ 14,365
Russia, rubles [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.70%	6.70%
Long term debt	₽ 5	₽ 5
Russia, rubles [member] | Corporate lenders [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.70%	6.70%
Short term borrowings and current portion of long Term Debt	₽ 65	₽ 64
Russia, rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%
Russia, rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.30%	9.80%
Russia, rubles [member] | Bottom of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.00%	8.00%
Russia, rubles [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	15.00%	15.00%
Russia, rubles [member] | Top of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	12.00%	14.50%
Russia, rubles [member] | Top of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	14.00%	15.00%
U.S. dollars [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	8.30%	8.20%
U.S. dollars [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	0.00%	8.00%
U.S. dollars [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 102,040	₽ 107,346
U.S. dollars [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	8.00%
Short term borrowings and current portion of long Term Debt	₽ 0	₽ 154
U.S. dollars [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.20%	2.20%
U.S. dollars [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.90%	8.20%
Euro [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	2.70%	4.50%
Euro [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	0.00%	2.80%
Euro [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 25,498	₽ 22,854
Euro [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	2.80%
Short term borrowings and current portion of long Term Debt	₽ 0	₽ 114
Euro [member] | Corporate lenders [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%
Short term borrowings and current portion of long Term Debt	₽ 2
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.80%	0.80%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.00%	7.30%